GMO Benchmark-Free Fund Investment Strategy - GMO Benchmark-Free Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for the other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment. The Fund invests its assets in direct investments, shares of other series of GMO Trust, including the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds, and shares of GMO-managed exchange-traded funds (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive risk-adjusted returns. GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund is permitted to invest in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt, and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration. GMO’s ability to shift investments among asset classes is not subject to any limits. The Fund typically has substantial exposure to derivatives and short-sales. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative exposure, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.